Condensed Consolidated Statements of Changes in Shareholders' Deficit - USD ($)	Total	Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Denali Capital Acquisition Corp [Member]	Denali Capital Acquisition Corp [Member] Ordinary Shares Class A	Denali Capital Acquisition Corp [Member] Ordinary Shares Class B	Denali Capital Acquisition Corp [Member] Accumulated Deficit
Balance at Dec. 31, 2022	$ (34,833,000)	$ 2,000	$ 72,598,000	$ (107,433,000)	$ (3,271,305)	$ 51	$ 206	$ (3,271,562)
Balance (in Shares) at Dec. 31, 2022		160,000,000				510,000	2,062,500
Net loss	(3,261,000)	$ 0	0	(3,261,000)	632,536			632,536
Subsequent measurement of ordinary shares subject to possible redemption (interest earned on trust account and extension deposit)					(5,643,271)			(5,643,271)
Balance at Dec. 31, 2023	(38,094,000)	$ 2,000	72,598,000	(110,694,000)	(8,282,040)	$ 51	$ 206	(8,282,297)
Balance (in Shares) at Dec. 31, 2023		160,000,000				510,000	2,062,500
Net loss					264,330	$ 0	$ 0	264,330
Subsequent measurement of ordinary shares subject to possible redemption (interest earned on trust account and extension deposit)					(803,885)			(803,885)
Balance at Mar. 31, 2024					(8,821,595)	$ 51	$ 206	(8,821,852)
Balance (in Shares) at Mar. 31, 2024						510,000	2,062,500
Balance at Dec. 31, 2023	(38,094,000)	$ 2,000	72,598,000	(110,694,000)	(8,282,040)	$ 51	$ 206	(8,282,297)
Balance (in Shares) at Dec. 31, 2023		160,000,000				510,000	2,062,500
Net loss	(2,616,000)			(2,616,000)	713,242
Balance at Jun. 30, 2024	(40,710,000)	$ 2,000	72,598,000	(113,310,000)	(9,162,840)	$ 51	$ 206	(9,163,097)
Balance (in Shares) at Jun. 30, 2024		160,000,000				510,000	2,062,500
Balance at Dec. 31, 2023	(38,094,000)	$ 2,000	72,598,000	(110,694,000)	(8,282,040)	$ 51	$ 206	(8,282,297)
Balance (in Shares) at Dec. 31, 2023		160,000,000				510,000	2,062,500
Net loss	(4,690,000)	$ 0	0	(4,690,000)	(167,306)			(167,306)
Subsequent measurement of ordinary shares subject to possible redemption (interest earned on trust account and extension deposit)					(1,968,370)			(1,968,370)
Balance at Dec. 31, 2024	(42,784,000)	$ 2,000	72,598,000	(115,384,000)	(10,417,716)	$ 51	$ 206	(10,417,973)
Balance (in Shares) at Dec. 31, 2024		160,000,000				510,000	2,062,500
Balance at Mar. 31, 2024					(8,821,595)	$ 51	$ 206	(8,821,852)
Balance (in Shares) at Mar. 31, 2024						510,000	2,062,500
Net loss					448,912			448,912
Subsequent measurement of ordinary shares subject to possible redemption (interest earned on trust account and extension deposit)					(790,157)	$ 0	$ 0	(790,157)
Balance at Jun. 30, 2024	(40,710,000)	$ 2,000	72,598,000	(113,310,000)	(9,162,840)	$ 51	$ 206	(9,163,097)
Balance (in Shares) at Jun. 30, 2024		160,000,000				510,000	2,062,500
Balance at Dec. 31, 2024	(42,784,000)	$ 2,000	72,598,000	(115,384,000)	(10,417,716)	$ 51	$ 206	(10,417,973)
Balance (in Shares) at Dec. 31, 2024		160,000,000				510,000	2,062,500
Net loss					(194,603)			(194,603)
Subsequent measurement of ordinary shares subject to possible redemption (interest earned on trust account and extension deposit)					(124,162)			(124,162)
Balance at Mar. 31, 2025					(10,736,481)	$ 51	$ 206	(10,736,738)
Balance (in Shares) at Mar. 31, 2025						510,000	2,062,500
Balance at Dec. 31, 2024	(42,784,000)	$ 2,000	72,598,000	(115,384,000)	(10,417,716)	$ 51	$ 206	(10,417,973)
Balance (in Shares) at Dec. 31, 2024		160,000,000				510,000	2,062,500
Net loss	(1,664,000)			(1,664,000)	(579,725)
Balance at Jun. 30, 2025	(44,448,000)	$ 2,000	72,598,000	(117,048,000)	(11,142,307)	$ 51	$ 206	(11,142,564)
Balance (in Shares) at Jun. 30, 2025		160,000,000				510,000	2,062,500
Balance at Mar. 31, 2025					(10,736,481)	$ 51	$ 206	(10,736,738)
Balance (in Shares) at Mar. 31, 2025						510,000	2,062,500
Net loss					(385,122)			(385,122)
Subsequent measurement of ordinary shares subject to possible redemption (interest earned on trust account and extension deposit)					(20,704)			(20,704)
Balance at Jun. 30, 2025	$ (44,448,000)	$ 2,000	$ 72,598,000	$ (117,048,000)	$ (11,142,307)	$ 51	$ 206	$ (11,142,564)
Balance (in Shares) at Jun. 30, 2025		160,000,000				510,000	2,062,500